Secured Investor Certificates - Maturity Schedule Secured Investor Certificates (Details) - USD ($)	6 Months Ended		12 Months Ended				123 Months Ended
	Dec. 31, 2020	Jun. 30, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020	Mar. 31, 2034
Secured Investor Certificate Maturity Schedule		$ 27,362,000
Certificates Deferred Offering Costs		(859,520)
Secured Investor Certificates Net		$ 26,502,480
Secured Investor Certificates
Secured Investor Certificate Maturity Schedule	$ 2,128,000		$ 3,353,000	$ 996,000	$ 2,168,000	$ 3,269,000	$ 15,448,000